Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ 29,771	$ 29,949	$ 45,698	$ 52,435
Amortization of cash flow hedge	(539)	(1,421)	(1,078)	(4,908)
Amounts reclassified from AOCI	(42)	7,893	(5,968)	6,759
OCI attributable to shareholders of AQN	$ 29,190	$ 36,421	$ 38,652	$ 54,286